SUPPLEMENT DATED JANUARY 2, 2024 TO THE FOLLOWING
PROSPECTUSES (AS SUPPLEMENTED) DATED MAY 1, 2019
NYLIAC Survivorship Variable Universal Life
NYLIAC Variable Universal Life Provider
TO THE FOLLOWING
PROSPECTUSES (AS SUPPLEMENTED) DATED MAY 1, 2014
New York Life Legacy Creator Single Premium
Variable Universal Life Insurance
NYLIAC Single Premium Variable Universal Life
New York Lifetime Wealth Variable Universal Life
TO THE FOLLOWING
PROSPECTUSES (AS SUPPLEMENTED) DATED MAY 1, 2008
NYLIAC Pinnacle Survivorship Variable Universal Life
NYLIAC Pinnacle Variable Universal Life
INVESTING IN THE FOLLOWING SEPARATE ACCOUNT
NYLIAC Variable Universal Life Separate Account-I
This supplement amends the prospectuses (each a “Prospectus,” and together, the “Prospectuses”) for the New York Life variable universal life policies listed above that are issued by New York Life Insurance and Annuity Corporation (“NYLIAC”). This supplement describes changes to the investment options available under such policies. You should read this information carefully and retain this supplement for future reference together with the Prospectus for your policy. This supplement is not valid unless it is read in conjunction with the Prospectus for your policy. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectuses.
The purpose of this supplement is to inform you of the following changes to the Prospectuses scheduled to take effect on or about February 10, 2025 (the “Effective Date”):
The following portfolios will be available as Investment Divisions under the policies:
●
NYLI VP MFS® Investors Trust – Initial Class
●
NYLI VP MFS® Research – Initial Class
●
NYLI VP Newton Technology Growth – Initial Class
Add the following entry to the table in your Prospectus listing the FUNDS AND ELIGIBLE PORTFOLIOS:
Fund and Eligible Portfolio	INVESTMENT ADVISERS	Investment Objective
NYLI VP MFS® Investors Trust – Initial Class	New York Life Investment Management LLC (“New York Life Investments”) Subadviser: Massachusetts Financial Services Company (MFS)	●Seeks capital appreciation.

Fund and Eligible Portfolio	INVESTMENT ADVISERS	Investment Objective
NYLI VP MFS® Research – Initial Class	New York Life Investments Subadviser: MFS	●Seeks capital appreciation.
NYLI VP Newton Technology Growth – Initial Class	New York Life Investments Subadviser: Newton Investment Management North America, LLC (NIMNA)	●Seeks capital appreciation.

II. SUBSTITUTION OF EXISTING PORTFOLIOS FOR REPLACEMENT PORTFOLIOS
In accordance with applicable law and the terms of the policies, NYLIAC’s above-referenced separate account will substitute shares of the “Existing Portfolios” listed in the table below with shares of the corresponding “Replacement Portfolios” listed in the table below. The substitutions will take effect on or about the Effective Date. All expenses incurred in connection with the substitutions will be paid by either NYLIAC or an affiliate. You will not incur any fees, charges or any tax liability because of the substitutions.
SUBSTITUTIONS
Existing Portfolio	Replacement Portfolio
MFS® Investors Trust Series – Initial Class	NYLI VP MFS® Investors Trust – Initial Class
MFS® Research Series – Initial Class	NYLI VP MFS® Research – Initial Class
BNY Mellon IP Technology Growth Portfolio – Initial Shares	NYLI VP Newton Technology Growth – Initial Class

Prior to the Effective Date. Until each substitution occurs, the Investment Division that invests in an Existing Portfolio being substituted will be available for investment. For thirty (30) days before the Effective Date, if you have allocations in any of the Existing Portfolios, you may transfer such allocations to any other available investment option without any charge or limitation (except potentially harmful transfers (see the “Limits on Transfers” section in the Prospectus for your policy)) and without the transfer counting toward the number of free transfers that otherwise may be made in a given Policy Year. Such transfer(s) will be based on the Accumulation Unit value of the Investment Division for the Existing Portfolio(s) as of the close of the Business Day that we receive the transfer request. All other transfers are subject to limitations, and may be subject to charges, as described in the Prospectus for your policy. Please see the Prospectus for your policy for information on how to complete transfers from the Investment Division for the Existing Portfolios to other investment options that we currently offer.
Until the Effective Date, we will continue to process premium payments and automatic transactions (such as dollar cost averaging, automatic asset rebalancing and interest sweep) involving the Existing Portfolios, unless you provide us with alternate allocation instructions. Also note that the Existing Portfolios will not accept new premium payment allocations or transfers as of the Effective Date.
On the Effective Date. Any of your allocations that remain in the Existing Portfolios on the Effective Date will be redeemed. Those redemptions will then be used to purchase Accumulation Units in the Investment Divisions for the Replacement Portfolios, as applicable. All policyowners affected by the substitution will receive a written confirmation of the transaction(s). The redemption and subsequent repurchase transactions required to effectuate the substitution will not be treated as transfers that count toward the number of free transfers that may otherwise be made in a given Policy Year.
Your Accumulation Value immediately prior to the Effective Date will be equal to your Accumulation Value immediately after the Effective Date; however, the number of units you receive in the Investment Divisions for the Replacement

Portfolios may be different from the number of units in the Investment Divisions for the Existing Portfolios. There will also be no change to your policy’s death benefit as a result of the substitutions. Each Replacement Portfolio will be available as an investment option under your Policy. All references to the Existing Portfolios in your Prospectus shall be deleted and replaced with the applicable Replacement Portfolio.
After the Effective Date. Immediately following the Effective Date, the Existing Portfolios will no longer be available as investment options under your Policy. In addition, for thirty (30) days following the Effective Date, you may transfer all or a portion of your Accumulation Value out of the Investment Divisions for the Replacement Portfolios to another investment option without any charge or limitation (except potentially harmful transfers (see the “Limits on Transfers” section in the Prospectus for your Policy)) and without the transfers counting toward the number of free transfers that otherwise may be made in a given Policy Year. Such transfers will be based on the Accumulation Unit value of the Investment Divisions for the Replacement Portfolios as of the close of the Business Day that we receive the transfer request. All other transfers are subject to limitations, and may be subject to charges, as described in the Prospectus for your policy. Please see the Prospectus for your policy for information on how to complete transfers from the Replacement Portfolios to other investment options that we offer currently.
We will also continue to process premium payments and automatic transactions (such as dollar cost averaging, automatic asset rebalancing and interest sweep) after the Effective Date, except that allocations previously processed to or from the Existing Portfolios will be processed to or from the Replacement Portfolios.
A complete list of the investment options that are available under your policy, other than the Replacement Portfolios, is set forth in the Prospectus for your policy. Information regarding the Replacement Portfolios, including the investment objectives, policies, risks and fees and expenses, is contained in the Replacement Portfolios prospectuses. You may obtain additional copies of these fund Prospectuses or the Prospectus for your policy by calling 1-800-598-2019.

The other sections of your Prospectus remain unchanged.

New York Life Insurance and Annuity Corporation
(a Delaware Corporation)
51 Madison Avenue
New York, New York 10010